Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.7%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 668,115	$ 664,990
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (A)	96,569	88,318
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	736,843	674,612
Apidos CLO XXXI Ltd.
Series 2019-31A, Class A1R,
3-Month Term SOFR + 1.36%, 6.68% (B), 04/15/2031 (A)	2,000,000	2,000,742
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A,
5.90%, 08/21/2028 (A)	1,080,000	1,099,801
Series 2024-1A, Class A,
5.36%, 06/20/2030 (A)	610,000	613,390
BXG Receivables Note Trust
Series 2023-A, Class A,
5.77%, 11/15/2038 (A)	1,001,393	999,199
Chase Funding Trust
Series 2003-6, Class 1A7,
4.86% (B), 11/25/2034	14,325	13,886
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month Term SOFR + 1.26%, 6.56% (B), 10/18/2030 (A)	891,012	891,011
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1A,
3-Month Term SOFR + 1.50%, 6.82% (B), 07/15/2036 (A)	1,500,000	1,500,841
First National Master Note Trust
Series 2023-1, Class A,
5.13%, 04/15/2029	1,370,000	1,365,042
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A,
5.19%, 03/16/2026	397,798	397,279
Goodgreen Trust
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	72,840	65,910
GoodLeap Sustainable Home Solutions Trust
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (A)	839,060	694,534
Series 2022-3CS, Class A,
4.95%, 07/20/2049 (A)	177,232	166,539
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	190,290	172,891
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	212,588	187,954
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A,
5.94%, 02/25/2028 (A)	955,000	969,466
HINNT LLC
Series 2024-A, Class A,
5.49%, 03/15/2043 (A)	1,040,000	1,043,661

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (A)	$ 17,093	$ 17,039
Mosaic Solar Loan Trust
Series 2023-2A, Class A,
5.36%, 09/22/2053 (A)	1,744,244	1,717,923
MVW LLC
Series 2023-1A, Class A,
4.93%, 10/20/2040 (A)	892,070	878,460
Series 2024-1A, Class A,
5.32%, 02/20/2043 (A)	800,000	803,524
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month Term SOFR + 1.36%, 6.68% (B), 07/20/2030 (A)	1,464,739	1,465,120
Renew Financial
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	96,182	87,229
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2,
2.84% (B), 01/25/2036	13,163	10,617
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	405,590	388,348
Series 2023-1A, Class A,
5.20%, 01/20/2040 (A)	1,114,873	1,108,369
Series 2023-2A, Class A,
5.80%, 04/20/2040 (A)	415,783	418,722
Series 2023-3A, Class A,
6.10%, 09/20/2040 (A)	497,021	504,464
Series 2024-1A, Class A,
5.15%, 01/20/2043 (A)	1,036,000	1,031,836
Structured Receivables Finance LLC
Series 2010-A, Class A,
5.22%, 01/16/2046 (A)	192,814	191,640
TCW CLO Ltd.
Series 2018-1A, Class A1R,
3-Month Term SOFR + 1.23%, 6.56% (B), 04/25/2031 (A)	526,366	526,406
Veridian Auto Receivables Trust
Series 2023-1A, Class A2,
5.97%, 08/17/2026 (A)	653,792	654,094
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	53,955	53,124

Total Asset-Backed Securities (Cost $23,411,897)		23,466,981

CORPORATE DEBT SECURITIES - 34.7%
Aerospace & Defense - 0.5%
BAE Systems PLC
5.30%, 03/26/2034 (A)	539,000	541,975
Boeing Co.
5.93%, 05/01/2060	824,000	773,243
HEICO Corp.
5.35%, 08/01/2033	862,000	865,603

		2,180,821

Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	533,000	463,720

Transamerica Series Trust	Page 1

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles - 1.3%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	$ 765,000	$ 731,917
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,081,000	1,040,195
6.95%, 03/06/2026	600,000	611,566
General Motors Co.
6.25%, 10/02/2043	227,000	232,374
General Motors Financial Co., Inc.
5.00%, 04/09/2027	727,000	721,935
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (A)	890,000	931,167
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (A)	559,000	602,476
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	650,000	576,032

		5,447,662

Banks - 5.7%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	600,000	600,089
Bank of America Corp.
Fixed until 01/23/2034, 5.47% (B), 01/23/2035	515,000	519,086
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	2,760,000	2,831,751
Barclays PLC
Fixed until 03/12/2054, 6.04% (B), 03/12/2055	200,000	208,200
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	1,080,000	1,106,654
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	802,000	813,515
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	440,000	433,993
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	1,149,000	957,170
ING Groep NV
Fixed until 09/11/2033, 6.11% (B), 09/11/2034	581,000	603,312
Intesa Sanpaolo SpA 5.02%, 06/26/2024 (A)	428,000	426,586
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	1,588,000	1,776,317
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	1,225,000	1,135,927
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	2,326,000	2,317,229
Fixed until 01/23/2034, 5.34% (B), 01/23/2035	517,000	519,378
Lloyds Banking Group PLC
Fixed until 01/05/2034, 5.68% (B), 01/05/2035	707,000	711,518
Morgan Stanley
Fixed until 01/16/2029, 5.17% (B), 01/16/2030	2,057,000	2,059,739
Fixed until 01/18/2034, 5.47% (B), 01/18/2035 (C)	388,000	391,828
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (B), 01/22/2035	145,000	146,413

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
PNC Financial Services Group, Inc. (continued)
Fixed until 08/18/2033, 5.94% (B), 08/18/2034	$ 816,000	$ 837,977
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	732,000	704,812
Fixed until 01/24/2034, 5.71% (B), 01/24/2035	560,000	562,814
Fixed until 10/28/2032, 6.12% (B), 10/28/2033	423,000	437,202
Fixed until 10/30/2028, 7.16% (B), 10/30/2029	399,000	425,832
UBS Group AG
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	703,000	693,032
Fixed until 08/12/2032, 6.54% (B), 08/12/2033 (A)	789,000	831,859
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	1,156,000	1,161,569
Fixed until 06/15/2024 (D), 5.90% (B)	404,000	402,294

		23,616,096

Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	817,000	727,061
Constellation Brands, Inc.
3.15%, 08/01/2029	404,000	368,187
3.70%, 12/06/2026	191,000	184,302
Diageo Capital PLC
5.50%, 01/24/2033	445,000	461,970

		1,741,520

Biotechnology - 0.5%
Amgen, Inc.
2.80%, 08/15/2041	495,000	359,182
5.60%, 03/02/2043	472,000	480,691
CSL Finance PLC
4.63%, 04/27/2042 (A)	490,000	453,206
Gilead Sciences, Inc.
4.15%, 03/01/2047	198,000	166,614
Royalty Pharma PLC
2.20%, 09/02/2030	648,000	538,779

		1,998,472

Building Products - 0.5%
Carrier Global Corp.
5.90%, 03/15/2034	490,000	515,133
Lowe’s Cos., Inc.
3.75%, 04/01/2032	1,097,000	1,008,554
Mohawk Industries, Inc.
5.85%, 09/18/2028	449,000	462,431

		1,986,118

Capital Markets - 0.4%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034
	1,424,000	1,459,100

Chemicals - 0.3%
Celanese US Holdings LLC
6.70%, 11/15/2033	587,000	626,272
Nutrien Ltd.
4.90%, 03/27/2028	503,000	500,619

		1,126,891

Transamerica Series Trust	Page 2

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 2.0%
ADT Security Corp.
4.13%, 08/01/2029 (A)	$ 712,000	$ 652,331
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	334,000	328,412
5.80%, 04/15/2034 (A)	230,000	230,343
Carlisle Cos., Inc.
3.75%, 12/01/2027	726,000	692,303
Element Fleet Management Corp.
6.32%, 12/04/2028 (A)	1,241,000	1,282,672
General Electric Co.
4.50%, 03/11/2044	1,280,000	1,163,498
GXO Logistics, Inc.
2.65%, 07/15/2031	1,717,000	1,399,178
Quanta Services, Inc.
2.90%, 10/01/2030	929,000	812,877
Triton Container International Ltd.
1.15%, 06/07/2024 (A)	285,000	282,446
3.15%, 06/15/2031 (A)	520,000	420,119
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	796,000	640,063
Veralto Corp.
5.45%, 09/18/2033 (A)	531,000	537,399

		8,441,641

Construction Materials - 0.0% (E)
Holcim Finance US LLC
4.75%, 09/22/2046 (A)	220,000	195,321

Consumer Finance - 0.2%
Capital One Financial Corp.
Fixed until 02/01/2029, 5.70% (B), 02/01/2030 (C)	829,000	835,881

Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	950,000	763,462
Sysco Corp.
3.30%, 07/15/2026	864,000	829,922

		1,593,384

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	645,000	597,830

Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033	468,000	487,479

Diversified REITs - 1.7%
Broadstone Net Lease LLC
2.60%, 09/15/2031	1,091,000	861,584
Safehold GL Holdings LLC
6.10%, 04/01/2034	642,000	638,422
SBA Tower Trust
6.60%, 01/15/2028 (A)	5,268,000	5,399,300

		6,899,306

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.
1.68%, 10/30/2030	925,000	754,055
2.99%, 10/30/2056	1,589,000	1,017,960

		1,772,015

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.4%
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	$ 71,000	$ 71,615
CMS Energy Corp.
2.95%, 02/15/2027	101,000	94,722
4.88%, 03/01/2044	128,000	119,035
DTE Electric Co.
4.30%, 07/01/2044	1,291,000	1,122,518
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	1,819,000	1,510,052
Duke Energy Progress LLC
3.60%, 09/15/2047	875,000	653,650
Entergy Arkansas LLC
3.70%, 06/01/2024	168,000	167,374
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	49,000	48,946
Pacific Gas & Electric Co.
3.75%, 08/15/2042	87,000	64,706
PacifiCorp
3.60%, 04/01/2024	1,022,000	1,022,000
Public Service Co. of Oklahoma
6.63%, 11/15/2037	154,000	167,540
Public Service Electric & Gas Co.
3.00%, 05/15/2025	865,000	844,335

		5,886,493

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc.
2.95%, 02/15/2032	857,000	719,874
Keysight Technologies, Inc.
4.60%, 04/06/2027	709,000	698,010
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	471,000	428,714
Trimble, Inc.
6.10%, 03/15/2033	705,000	737,095

		2,583,693

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	733,000	706,719

Financial Services - 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,030,000	1,013,228
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	448,000	418,185
5.50%, 12/15/2024 (A)	1,504,000	1,498,271
Avolon Holdings Funding Ltd.
4.25%, 04/15/2026 (A)	1,427,000	1,377,555
5.50%, 01/15/2026 (A)	472,000	467,064
Macquarie Airfinance Holdings Ltd.
6.50%, 03/26/2031 (A)	148,000	150,671

		4,924,974

Food Products - 0.7%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	863,000	742,183
Cargill, Inc.
5.13%, 10/11/2032 (A)	502,000	504,883
J M Smucker Co.
6.50%, 11/15/2043	415,000	450,860

Transamerica Series Trust	Page 3

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Tyson Foods, Inc.
5.70%, 03/15/2034	$ 694,000	$ 702,650
Viterra Finance BV
4.90%, 04/21/2027 (A)	634,000	622,937

		3,023,513

Health Care Equipment & Supplies - 0.2%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	694,000	654,852
5.75%, 12/06/2052 (A)	324,000	335,867

		990,719

Health Care Providers & Services - 1.8%
Cardinal Health, Inc.
5.45%, 02/15/2034	507,000	512,215
Centene Corp.
3.00%, 10/15/2030	728,000	623,918
3.38%, 02/15/2030	588,000	520,383
Cigna Group
2.40%, 03/15/2030	747,000	645,588
5.25%, 02/15/2034	956,000	954,599
CVS Health Corp.
2.70%, 08/21/2040	797,000	554,244
5.25%, 01/30/2031	345,000	347,694
Elevance Health, Inc.
2.25%, 05/15/2030	613,000	524,132
5.13%, 02/15/2053	485,000	464,900
HCA, Inc.
5.60%, 04/01/2034	645,000	650,121
6.00%, 04/01/2054	642,000	652,591
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	350,000	329,009
UnitedHealth Group, Inc.
5.20%, 04/15/2063	753,000	736,257

		7,515,651

Health Care REITs - 0.4%
DOC DR LLC
2.63%, 11/01/2031	1,084,000	893,665
Ventas Realty LP
3.25%, 10/15/2026	727,000	688,154

		1,581,819

Health Care Technology - 0.1%
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	331,000	344,715

Hotels, Restaurants & Leisure - 0.4%
Hyatt Hotels Corp.
1.80%, 10/01/2024	411,000	402,360
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	1,242,000	1,067,712

		1,470,072

Insurance - 1.2%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	1,614,000	1,577,780
Equitable Holdings, Inc.
5.59%, 01/11/2033	922,000	932,418
Global Atlantic Finance Co.
6.75%, 03/15/2054 (A)	173,000	177,723
7.95%, 06/15/2033 (A)	787,000	874,828

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	$ 600,000	$ 607,948
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	996,000	870,195

		5,040,892

Interactive Media & Services - 0.6%
Baidu, Inc.
4.38%, 05/14/2024	1,739,000	1,736,009
Meta Platforms, Inc.
4.80%, 05/15/2030	765,000	769,010

		2,505,019

Internet & Catalog Retail - 0.0% (E)
Expedia Group, Inc.
2.95%, 03/15/2031	62,000	54,024

Machinery - 0.4%
CNH Industrial Capital LLC
4.55%, 04/10/2028	703,000	689,113
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,272,000	1,111,288

		1,800,401

Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	717,000	530,240
Comcast Corp.
2.94%, 11/01/2056	411,000	259,745
NBCUniversal Media LLC
4.45%, 01/15/2043	502,000	446,104
Paramount Global
4.20%, 05/19/2032	427,000	355,081

		1,591,170

Metals & Mining - 0.7%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	972,000	942,046
ArcelorMittal SA
6.55%, 11/29/2027	1,034,000	1,073,450
Glencore Funding LLC
2.63%, 09/23/2031 (A)	862,000	719,178

		2,734,674

Office REITs - 0.3%
COPT Defense Properties LP
2.00%, 01/15/2029	493,000	413,543
Highwoods Realty LP
4.13%, 03/15/2028	474,000	443,417
7.65%, 02/01/2034	306,000	334,592

		1,191,552

Oil, Gas & Consumable Fuels - 2.6%
Boardwalk Pipelines LP
3.40%, 02/15/2031	448,000	397,482
Chevron USA, Inc.
3.25%, 10/15/2029	634,000	593,770

Transamerica Series Trust	Page 4

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
5.15%, 02/01/2043	$ 508,000	$ 454,338
5.55%, 02/15/2028	445,000	451,318
5.95%, 10/01/2043	471,000	465,922
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,574,000	1,349,126
EQM Midstream Partners LP
6.38%, 04/01/2029 (A)	245,000	247,008
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,070,000	1,074,024
ONEOK, Inc.
6.10%, 11/15/2032	1,024,000	1,073,736
Ovintiv, Inc.
6.25%, 07/15/2033	678,000	704,605
Petroleos Mexicanos
6.84%, 01/23/2030	1,306,000	1,152,189
7.69%, 01/23/2050	290,000	208,763
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	727,000	667,219
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	427,000	413,591
Shell International Finance BV
2.50%, 09/12/2026	450,000	426,469
3.75%, 09/12/2046	596,000	481,852
Western Midstream Operating LP
6.15%, 04/01/2033	697,000	714,880
Williams Cos., Inc.
5.40%, 03/04/2044	82,000	77,681

		10,953,973

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	389,861	358,167

Personal Care Products - 0.4%
Haleon US Capital LLC
3.38%, 03/24/2027	450,000	430,700
Kenvue, Inc.
5.00%, 03/22/2030	1,126,000	1,137,770

		1,568,470

Pharmaceuticals - 0.9%
AbbVie, Inc.
5.05%, 03/15/2034	807,000	816,728
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	575,000	541,412
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	310,000	319,835
Merck & Co., Inc.
5.00%, 05/17/2053	896,000	878,326
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	754,000	738,058
Viatris, Inc.
2.30%, 06/22/2027	433,000	393,368

		3,687,727

Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/01/2024	741,000	726,331
5.10%, 12/15/2027	404,000	404,061

		1,130,392

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Residential REITs - 0.4%
American Homes 4 Rent LP
5.50%, 02/01/2034	$ 843,000	$ 840,171
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	738,000	675,755

		1,515,926

Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	1,085,000	1,021,215
Broadcom, Inc.
3.14%, 11/15/2035 (A)	845,000	682,730
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	696,000	697,657
KLA Corp.
3.30%, 03/01/2050	805,000	590,407
Microchip Technology, Inc.
0.98%, 09/01/2024	683,000	669,139
5.05%, 03/15/2029	808,000	808,013
Micron Technology, Inc.
5.30%, 01/15/2031	858,000	863,801
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	400,000	272,858
3.40%, 05/01/2030	701,000	636,998
QUALCOMM, Inc.
3.25%, 05/20/2050	568,000	420,276
TSMC Global Ltd.
1.38%, 09/28/2030 (A)	1,856,000	1,504,119

		8,167,213

Software - 1.0%
Constellation Software, Inc.
5.16%, 02/16/2029 (A)	248,000	247,868
Fiserv, Inc.
5.45%, 03/02/2028	718,000	726,572
Intuit, Inc.
5.50%, 09/15/2053	318,000	330,511
Oracle Corp.
3.65%, 03/25/2041	571,000	449,101
6.90%, 11/09/2052	739,000	849,920
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	881,000	304,529
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,167,000	1,144,905

		4,053,406

Specialized REITs - 0.7%
Extra Space Storage LP
5.90%, 01/15/2031	1,055,000	1,092,371
VICI Properties LP
4.95%, 02/15/2030	831,000	802,371
Weyerhaeuser Co.
4.00%, 04/15/2030	889,000	840,278

		2,735,020

Tobacco - 0.6%
BAT Capital Corp.
6.42%, 08/02/2033	1,000,000	1,048,364
Philip Morris International, Inc.
5.25%, 02/13/2034	621,000	616,080
5.63%, 11/17/2029	793,000	817,160

		2,481,604

Transamerica Series Trust	Page 5

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.5%
T-Mobile USA, Inc.
3.50%, 04/15/2031	$ 828,000	$ 747,345
3.88%, 04/15/2030	525,000	491,714
5.15%, 04/15/2034	856,000	853,640

		2,092,699

Total Corporate Debt Securities (Cost $141,398,490)		143,533,954

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Colombia - 0.1%
Colombia Government International Bonds
3.13%, 04/15/2031	447,000	356,765

Israel - 0.0% (E)
Israel Government AID Bonds
5.50%, 09/18/2033	100,000	107,538

Mexico - 0.3%
Mexico Government International Bonds
3.75%, 01/11/2028	1,053,000	999,929

Total Foreign Government Obligations (Cost $1,442,445)		1,464,232

MORTGAGE-BACKED SECURITIES - 6.2%
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	79,972	79,713
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	66,420	55,957
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	18,649	14,267
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
(1.00) * 1-Month Term SOFR + 4.64%, 0.00% (B), 07/25/2035	124,620	3,477
Series 2005-22T1, Class A2,
(1.00) * 1-Month Term SOFR + 4.96%, 0.00% (B), 06/25/2035	308,636	16,161
BAMLL Commercial Mortgage Securities Trust
Series 2014-520M, Class C,
4.21% (B), 08/15/2046 (A)	200,000	123,199
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	6,695	4,674
Series 2005-7, Class 30,
11/25/2035	5,910	6,075
Series 2005-8, Class 30,
01/25/2036	1,901	1,225
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
4.84% (B), 11/25/2033	8,744	8,130
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	550,000	532,169
Bear Stearns ARM Trust
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 7.66% (B), 02/25/2036	11,444	10,585
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1,
6.19% (B), 03/25/2064 (A)	260,000	260,886
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
5.77% (B), 02/25/2037	13,713	13,293

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Chase Mortgage Finance Trust (continued)
Series 2007-A2, Class 2A1,
5.82% (B), 06/25/2035	$ 8,139	$ 7,931
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	22,088	21,082
Series 2004-3, Class A4,
5.75%, 04/25/2034	13,253	12,611
Series 2004-7, Class 2A1,
4.24% (B), 06/25/2034	7,106	6,445
Series 2004-8, Class 2A1,
4.50%, 06/25/2019	249	124
Series 2004-HYB1, Class 2A,
5.54% (B), 05/20/2034	6,011	5,563
Series 2005-22, Class 2A1,
4.70% (B), 11/25/2035	51,025	40,758
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5,
5.25%, 10/25/2033	2,515	2,315
COMM Mortgage Trust
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	1,665,000	1,558,928
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	410,943
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	6,370	6,030
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	95	92
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A,
3.14%, 12/10/2036 (A)	1,000,000	976,212
Series 2019-FBLU, Class C,
3.75%, 12/10/2036 (A)	1,235,000	1,204,901
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month Term SOFR + 0.46%, 5.79% (B), 03/25/2035 (A)	76,340	69,272
Series 2005-RP3, Class 1AF,
1-Month Term SOFR + 0.46%, 5.79% (B), 09/25/2035 (A)	52,508	44,100
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	12,275	11,874
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	7,783	7,694
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	16,613	15,878
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	33,241	15,924
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month Term SOFR + 0.81%, 6.14% (B), 05/25/2036	10,108	8,921
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3,
6.09% (B), 11/25/2033	3,733	3,577
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	154,000	137,765
Manhattan West Mortgage Trust
Series 2020-1MW, Class A,
2.13%, 09/10/2039 (A)	600,000	533,065

Transamerica Series Trust	Page 6

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Manhattan West Mortgage Trust (continued)
Series 2020-1MW, Class B,
2.34% (B), 09/10/2039 (A)	$ 826,000	$ 727,958
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
5.99% (B), 04/21/2034	9,565	9,037
Series 2004-13, Class 3A7,
5.37% (B), 11/21/2034	5,178	4,826
Series 2004-3, Class 4A2,
4.59% (B), 04/25/2034	6,348	5,579
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1,
4.50%, 09/25/2019	292	279
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
Zero Coupon, 05/28/2035(A)	3,918	2,988
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month Term SOFR + 0.73%, 6.06% (B), 10/25/2028	60,006	56,521
Series 2004-1, Class 2A1,
5.12% (B), 12/25/2034	14,820	13,722
Series 2004-A, Class A1,
1-Month Term SOFR + 0.57%, 5.90% (B), 04/25/2029	40,154	37,008
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (B), 04/25/2058(A)	837,420	809,628
MFA Trust
Series 2021-RPL1, Class A1,
1.13% (B), 07/25/2060 (A)	738,238	649,990
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	91,191	86,403
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	344,790	325,231
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	283,768	262,895
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	2,325	2,264
Series 2003-A1, Class A5,
7.00%, 04/25/2033	9,871	9,861
OBX Trust
Series 2023-NQM4, Class A1,
6.11% (B), 03/25/2063 (A)	896,696	896,708
Series 2024-NQM4, Class A1,
6.07% (B), 01/25/2064 (A)	413,029	413,279
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (A)	306,788	283,335
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X,
6.00%, 05/25/2037	53,499	10,305
RALI Trust
Series 2002-QS16, Class A3,
(2.09) * 1-Month Term SOFR + 16.38%, 5.24% (B), 10/25/2017	12	1
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	154,851	146,410
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month Term SOFR + 0.87%, 6.20% (B), 04/20/2033	29,262	27,548

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust (continued)
Series 2004-11, Class A1,
1-Month Term SOFR + 0.71%, 6.04% (B), 12/20/2034	$ 25,295	$ 22,466
Series 2004-8, Class A1,
1-Month Term SOFR + 0.81%, 6.14% (B), 09/20/2034	74,153	64,092
Series 2004-9, Class A1,
1-Month Term SOFR + 0.79%, 6.12% (B), 10/20/2034	46,308	41,910
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
7.02% (B), 02/25/2034	50,319	47,662
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month Term SOFR + 0.81%, 6.14% (B), 01/19/2034	101,249	94,649
Series 2004-AR1, Class 1A1,
1-Month Term SOFR + 0.81%, 6.14% (B), 03/19/2034	71,928	65,874
Series 2004-AR5, Class 1A1,
1-Month Term SOFR + 0.77%, 6.10% (B), 10/19/2034	11,013	10,194
Series 2005-AR5, Class A3,
1-Month Term SOFR + 0.61%, 5.94% (B), 07/19/2035	42,904	39,963
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A,
5.61% (B), 12/25/2044	24,659	22,920
Towd Point Mortgage Trust
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	1,292,643	1,237,362
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	707,741	682,008
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	1,146,323	1,114,029
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	1,674,803	1,548,973
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	1,609,387	1,504,663
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	3,460,774	3,038,449
Series 2021-R1, Class A1,
2.92% (B), 11/30/2060 (A)	1,327,839	1,130,177
Series 2022-1, Class A1,
3.75% (B), 07/25/2062 (A)	665,178	619,110
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	2,493,295	2,346,045
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	7,320	6,721
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (B), 03/15/2045 (A) (F)	37,952	0
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
5.86% (B), 10/25/2033	24,660	22,712
Series 2003-AR6, Class A1,
5.39% (B), 06/25/2033	6,731	6,450
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	16,597	15,648
Series 2003-S9, Class A8,
5.25%, 10/25/2033	14,194	13,389
Series 2004-AR3, Class A2,
4.65% (B), 06/25/2034	3,967	3,583

Transamerica Series Trust	Page 7

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-4, Class CB7,
5.50%, 06/25/2035	$ 52,178	$ 44,346
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
(1.00) * 1-Month Term SOFR + 4.94%, 0.00% (B), 04/25/2035	174,288	4,870
Series 2005-3, Class CX,
5.50%, 05/25/2035	68,685	10,869
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P,
Zero Coupon, 03/25/2033	112	85
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,041,047

Total Mortgage-Backed Securities (Cost $26,310,385)		25,813,858

U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.1%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/2052	854,833	736,927
3.50%, 06/01/2042 - 06/01/2043	468,375	428,000
4.00%, 06/01/2042 - 01/01/2046	834,283	789,195
4.50%, 06/01/2048	357,455	347,001
1-Year CMT + 2.25%, 5.25% (B), 05/01/2036	3,747	3,809
1-Year RFUCC Treasury + 1.95%, 5.47% (B), 06/01/2036	19,751	20,291
1-Year RFUCC Treasury + 1.69%, 5.94% (B), 12/01/2036	2,117	2,104
1-Year RFUCC Treasury + 1.67%, 5.97% (B), 11/01/2036	13,939	13,892
6.00%, 12/01/2034	32,407	32,475
1-Year CMT + 2.37%, 6.33% (B), 09/01/2034	12,428	12,561
1-Year CMT + 2.25%, 6.34% (B), 02/01/2036	16,686	16,937
1-Year CMT + 2.25%, 6.38% (B), 01/01/2035	10,248	10,487
1-Year CMT + 2.36%, 6.48% (B), 10/01/2036	4,322	4,308
6-Month RFUCC Treasury + 1.84%, 7.54% (B), 03/01/2037	4,093	4,161
6-Month RFUCC Treasury + 1.77%, 7.56% (B), 10/01/2036	10,965	11,153
6-Month RFUCC Treasury + 1.79%, 7.61% (B), 07/01/2036	16,082	16,371
6-Month RFUCC Treasury + 2.11%, 7.79% (B), 02/01/2037	11,453	11,581
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.01%, 07/25/2025	1,934,000	1,883,330
3.17% (G), 10/25/2024	1,175,307	1,159,741
3.30% (B), 11/25/2027	801,000	766,226
Federal Home Loan Mortgage Corp. REMICS
(3.33) * 1-Month SOFR Average + 17.12%, 0.00% (B), 02/15/2040	25,820	25,039

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
(2.00) * 1-Month SOFR Average + 13.06%, 2.42% (B), 07/15/2033	$ 14,220	$ 13,885
(1.25) * 1-Month SOFR Average + 9.98%, 3.33% (B), 07/15/2032	13,457	13,055
(1.83) * 1-Month SOFR Average + 14.55%, 4.80% (B), 09/15/2033	2,195	2,262
5.50%, 04/15/2033 - 05/15/2038	6,275	6,269
(3.62) * 1-Month SOFR Average + 26.80%, 5.50% (B), 05/15/2041	21,046	19,867
1-Month SOFR Average + 0.51%, 5.77% (B), 07/15/2037	50,259	49,393
1-Month SOFR Average + 0.46%, 5.78% (B), 06/15/2043	334,984	327,056
1-Month SOFR Average + 0.51%, 5.83% (B), 10/15/2041	71,123	70,677
1-Month SOFR Average + 0.55%, 5.87% (B), 02/15/2037	2,779	2,734
6.00%, 11/15/2032	20,195	20,507
6.50%, 08/15/2031 - 07/15/2036	85,125	87,811
7.00%, 10/15/2030 - 05/15/2032	72,308	74,952
7.25%, 12/15/2030	9,726	10,098
7.50%, 08/15/2030	10,400	10,735
8.00%, 01/15/2030	42,325	44,214
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
0.00% (B), 01/15/2040	25,946	1,517
(1.00) * 1-Month SOFR Average + 5.89%, 0.57% (B), 11/15/2037 - 02/15/2039	39,385	2,589
(1.00) * 1-Month SOFR Average + 6.09%, 0.77% (B), 06/15/2038	97,160	9,556
(1.00) * 1-Month SOFR Average + 6.26%, 0.94% (B), 10/15/2037	181,372	16,965
(1.00) * 1-Month SOFR Average + 6.31%, 0.99% (B), 11/15/2037	22,436	1,495
(1.00) * 1-Month SOFR Average + 6.69%, 1.37% (B), 04/15/2038	16,966	1,554
(1.00) * 1-Month SOFR Average + 6.99%, 1.67% (B), 07/15/2036	6,203	672
(1.00) * 1-Month SOFR Average + 7.89%, 2.57% (B), 03/15/2032	8,857	805
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
12/15/2032 - 01/15/2040	63,943	53,221
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 6.29% (B), 10/25/2044	70,540	63,907
7.00%, 02/25/2043	27,434	28,699
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	14,637	2,370
Federal National Mortgage Association
2.50%, 12/01/2051 - 07/01/2061	2,955,618	2,430,617
3.00%, 01/01/2043 - 07/01/2060	1,729,397	1,480,610
3.50%, 08/01/2032 - 03/01/2060	1,755,386	1,596,424
4.00%, 07/01/2042 - 08/01/2048	1,364,552	1,293,527
4.50%, 08/01/2052	2,520,118	2,401,981
5.00%, 03/01/2053 - 04/01/2053	7,165,289	7,004,423
5.50%, 03/01/2053 - 01/01/2058	3,725,703	3,746,718
1-Month SOFR Average + 0.37%, 5.69% (B), 11/25/2046	42,482	42,058
6.00%, 10/01/2033	4,755	4,726
1-Year CMT + 2.22%, 6.07% (B), 01/01/2036	6,755	6,924
1-Year RFUCC Treasury + 1.79%, 6.29% (B), 01/01/2038	1,604	1,592

Transamerica Series Trust	Page 8

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.50%, 01/01/2036	$ 7,113	$ 7,003
8.00%, 11/01/2037	3,193	3,278
Federal National Mortgage Association REMICS
(2.50) * 1-Month SOFR Average + 13.46%, 0.16% (B), 07/25/2033	7,151	6,673
(1.33) * 1-Month SOFR Average + 7.31%, 0.22% (B), 08/25/2033	23,069	20,676
(1.88) * 1-Month SOFR Average + 11.06%, 1.06% (B), 07/25/2035	36,015	33,216
(2.75) * 1-Month SOFR Average + 16.19%, 1.55% (B), 05/25/2034	4,470	4,362
(4.00) * 1-Month SOFR Average + 23.54%, 2.26% (B), 05/25/2034	3,341	3,569
(2.00) * 1-Month SOFR Average + 13.77%, 3.13% (B), 03/25/2038	3,223	2,888
(1.67) * 1-Month SOFR Average + 12.31%, 3.44% (B), 09/25/2033	3,055	2,966
(2.50) * 1-Month SOFR Average + 17.09%, 3.79% (B), 07/25/2035	23,845	23,699
(4.00) * 1-Month SOFR Average + 25.74%, 4.46% (B), 10/25/2036	2,378	2,732
(1.83) * 1-Month SOFR Average + 14.27%, 4.52% (B), 12/25/2032	1,966	2,017
(2.75) * 1-Month SOFR Average + 19.21%, 4.58% (B), 04/25/2034 - 05/25/2034	32,657	34,792
(2.00) * 1-Month SOFR Average + 15.27%, 4.63% (B), 11/25/2031	7,154	7,499
(3.67) * 1-Month SOFR Average + 24.15%, 4.64% (B), 03/25/2036	8,272	9,553
1-Month SOFR Average + 0.36%, 4.68% (B), 06/27/2036	10,867	10,853
(4.00) * 1-Month SOFR Average + 26.10%, 4.82% (B), 12/25/2036	1,833	1,995
5.12% (B), 10/25/2042	10,017	9,914
1-Month SOFR Average + 0.41%, 5.73% (B), 08/25/2041	17,211	17,139
1-Month SOFR Average + 0.46%, 5.78% (B), 04/25/2035 - 08/25/2036	26,727	26,413
6.00%, 08/25/2037	9,109	9,442
6.50%, 05/25/2044	24,720	24,944
7.00%, 03/25/2031 - 11/25/2031	48,127	49,577
(3.25) * 1-Month SOFR Average + 24.82%, 7.52% (B), 02/25/2032	1,000	1,156
(6.67) * 1-Month SOFR Average + 53.24%, 10.00% (B), 03/25/2032	961	1,013
Federal National Mortgage Association REMICS, Interest Only STRIPS
0.00% (B), 04/25/2041	17,158	683
(1.00) * 1-Month SOFR Average + 5.74%, 0.42% (B), 09/25/2038	54,067	3,166
(1.00) * 1-Month SOFR Average + 5.80%, 0.48% (B), 02/25/2038	27,349	1,915
(1.00) * 1-Month SOFR Average + 5.99%, 0.67% (B), 06/25/2037	15,054	1,041
(1.00) * 1-Month SOFR Average + 6.07%, 0.75% (B), 12/25/2039	4,095	277
(1.00) * 1-Month SOFR Average + 6.09%, 0.77% (B), 03/25/2038	5,248	352
0.90% (B), 08/25/2042	136,423	4,147
(1.00) * 1-Month SOFR Average + 6.31%, 0.99% (B), 04/25/2040	7,610	479
(1.00) * 1-Month SOFR Average + 6.42%, 1.10% (B), 01/25/2041	113,277	14,027

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS, Interest Only STRIPS (continued)
(1.00) * 1-Month SOFR Average + 6.43%, 1.11% (B), 09/25/2037	$ 19,214	$ 1,696
(1.00) * 1-Month SOFR Average + 6.44%, 1.12% (B), 02/25/2039	10,122	867
(1.00) * 1-Month SOFR Average + 6.47%, 1.15% (B), 06/25/2036	11,351	979
(1.00) * 1-Month SOFR Average + 6.59%, 1.27% (B), 03/25/2036	223,527	19,513
1.54% (B), 01/25/2038	11,054	522
(1.00) * 1-Month SOFR Average + 7.04%, 1.72% (B), 07/25/2037	32,063	3,838
6.50%, 05/25/2033	8,179	1,331
7.00%, 06/25/2033	10,830	1,511
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2032 - 10/25/2043	368,700	287,384
Federal National Mortgage Association, Interest Only STRIPS
1.92% (B), 11/25/2033	3,261,773	258,606
1.95% (B), 07/25/2030	6,038,631	423,772
Federal National Mortgage Association, Principal Only STRIPS
08/25/2032 - 01/25/2033	13,937	12,304
FREMF Mortgage Trust
Series 2018-W5FX, Class BFX,
3.54% (B), 04/25/2028(A)	900,000	819,105
Government National Mortgage Association REMICS
1.65%, 01/20/2063	245	219
(2.00) * 1-Month Term SOFR + 13.17%, 2.51% (B), 10/20/2037	8,904	8,455
(4.91) * 1-Month Term SOFR + 28.90%, 2.73% (B), 09/20/2034	6,581	6,832
(2.41) * 1-Month Term SOFR + 16.16%, 3.32% (B), 06/17/2035	3,810	3,855
(3.00) * 1-Month Term SOFR + 19.86%, 3.88% (B), 09/20/2037	3,653	3,749
(3.50) * 1-Month Term SOFR + 22.87%, 4.22% (B), 04/20/2037	12,430	13,282
(2.75) * 1-Month Term SOFR + 19.35%, 4.70% (B), 04/16/2034	13,249	13,890
(2.20) * 1-Month Term SOFR + 16.47%, 4.75% (B), 05/18/2034	72	72
1-Month Term SOFR + 0.56%, 5.50% (B), 03/20/2060	3,468	3,415
1-Month Term SOFR + 0.54%, 5.59% (B), 04/20/2060	448	442
1-Month Term SOFR + 0.41%, 5.59% (B), 08/20/2060	46	46
1-Month Term SOFR + 0.63%, 5.96% (B), 10/20/2062	38,047	38,009
1-Month Term SOFR + 0.66%, 5.99% (B), 07/20/2062	436	433
1-Month Term SOFR + 0.69%, 6.02% (B), 09/20/2062	1,042	1,037
1-Month Term SOFR + 0.81%, 6.14% (B), 05/20/2061	903	897
Government National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month Term SOFR + 5.59%, 0.26% (B), 12/20/2038	16,623	783
(1.00) * 1-Month Term SOFR + 5.72%, 0.39% (B), 02/20/2038	26,459	372
(1.00) * 1-Month Term SOFR + 5.89%, 0.56% (B), 11/20/2037	24,630	431

Transamerica Series Trust	Page 9

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMICS, Interest Only STRIPS (continued)
(1.00) * 1-Month Term SOFR + 5.97%, 0.64% (B), 06/20/2039	$ 15,072	$ 938
(1.00) * 1-Month Term SOFR + 5.99%, 0.66% (B), 10/20/2034 - 02/16/2039	38,159	1,453
(1.00) * 1-Month Term SOFR + 6.09%, 0.76% (B), 03/20/2037 - 06/20/2038	56,217	2,234
(1.00) * 1-Month Term SOFR + 6.16%, 0.83% (B), 04/20/2039	17,300	895
(1.00) * 1-Month Term SOFR + 6.19%, 0.86% (B), 09/20/2035 - 03/20/2039	54,345	3,645
(1.00) * 1-Month Term SOFR + 6.29%, 0.96% (B), 05/16/2038	50,623	2,809
(1.00) * 1-Month Term SOFR + 6.36%, 1.03% (B), 06/16/2037	17,752	450
(1.00) * 1-Month Term SOFR + 6.44%, 1.11% (B), 11/20/2037 - 12/20/2037	22,611	468
(1.00) * 1-Month Term SOFR + 6.64%, 1.31% (B), 07/20/2037	43,048	1,959
(1.00) * 1-Month Term SOFR + 6.70%, 1.37% (B), 04/16/2037	14,918	1,193
6.50%, 03/20/2039	11,821	1,005
Government National Mortgage Association REMICS, Principal Only STRIPS
06/16/2033 - 01/20/2038	29,088	26,606
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
0.83% (B), 08/25/2038 (A)	161,470	2,605
1.67% (B), 03/25/2039 (A)	155,145	4,517
2.97% (B), 04/25/2040 (A)	54,761	2,549
Tennessee Valley Authority
5.88%, 04/01/2036	1,459,000	1,626,654
Uniform Mortgage-Backed Security, TBA
2.00%, 04/01/2039 - 04/01/2054 (H)	9,297,000	7,808,456
2.50%, 04/01/2039 - 04/01/2054 (H)	20,660,000	17,400,525
3.00%, 04/01/2039 - 04/01/2054 (H)	17,814,000	15,481,470
3.50%, 04/01/2039 - 04/01/2054 (H)	11,994,000	10,859,995
4.00%, 04/01/2054 (H)	6,462,000	5,990,042
4.50%, 04/01/2054 (H)	6,501,000	6,196,262
5.50%, 04/01/2054 (H)	7,250,000	7,219,060
6.00%, 04/01/2054 (H)	1,794,000	1,811,321
Vendee Mortgage Trust
Series 1997-1, Class 2Z,
7.50%, 02/15/2027	49,518	50,218

Total U.S. Government Agency Obligations (Cost $107,153,059)		104,010,486

U.S. GOVERNMENT OBLIGATIONS - 25.4%
U.S. Treasury - 23.6%
U.S. Treasury Bonds
1.25%, 05/15/2050	2,964,000	1,519,397
1.88%, 11/15/2051	2,107,800	1,265,174
2.00%, 02/15/2050	1,350,500	847,597
2.25%, 08/15/2046 - 02/15/2052	3,920,900	2,639,661
2.38%, 02/15/2042 - 05/15/2051	2,982,700	2,149,619
2.50%, 02/15/2045 - 05/15/2046	6,276,600	4,567,815
2.75%, 08/15/2042 - 11/15/2047	5,208,000	3,960,053
2.88%, 08/15/2045 - 05/15/2049	4,740,500	3,658,057
3.00%, 05/15/2042 - 08/15/2052	4,382,600	3,463,874
3.13%, 02/15/2042 - 05/15/2048	1,754,300	1,451,366
3.50%, 02/15/2039	671,000	617,346
3.63%, 02/15/2044 - 05/15/2053	4,546,300	4,026,152

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
3.88%, 02/15/2043	$ 872,000	$ 807,315
4.00%, 11/15/2052	1,172,000	1,103,923
4.13%, 08/15/2053	628,000	604,646
4.25%, 05/15/2039 - 02/15/2054	1,735,000	1,722,145
4.75%, 11/15/2043 - 11/15/2053	5,883,000	6,188,514
5.25%, 02/15/2029	736,800	769,812
U.S. Treasury Notes
0.25%, 05/31/2025 - 08/31/2025	2,056,000	1,936,490
0.63%, 05/15/2030 - 08/15/2030	7,390,400	5,944,689
0.88%, 06/30/2026	1,176,000	1,084,630
1.13%, 02/15/2031	4,043,000	3,317,945
1.38%, 11/15/2031	2,539,000	2,075,632
1.50%, 01/31/2027 - 02/15/2030	3,702,500	3,244,348
1.63%, 02/15/2026 - 05/15/2031	18,175,600	16,112,990
2.25%, 11/15/2027	452,700	421,294
2.63%, 02/15/2029	529,000	491,701
2.75%, 08/15/2032	404,000	362,669
2.88%, 05/15/2028 - 05/15/2032	3,137,700	2,918,560
3.13%, 11/15/2028	3,192,000	3,042,001
3.50%, 01/31/2028 - 02/15/2033	1,732,900	1,672,427
3.63%, 05/31/2028	1,286,000	1,254,051
3.88%, 08/15/2033	451,800	440,223
4.00%, 06/30/2028 - 02/15/2034	2,955,000	2,912,456
4.13%, 09/30/2027 - 11/15/2032	3,560,300	3,538,412
4.38%, 08/31/2028 - 11/30/2028	4,181,000	4,203,369
4.63%, 06/30/2025	1,183,000	1,178,841

		97,515,194

U.S. Treasury Inflation-Protected Securities - 1.8%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	2,114,888	1,339,196
1.75%, 01/15/2028	947,421	940,102
2.50%, 01/15/2029	3,546,116	3,646,042
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	1,932,929	1,743,369

		7,668,709

Total U.S. Government Obligations (Cost $109,008,675)		105,183,903

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month Term SOFR + 6.63%, 11.95% (B)	11,475	338,168

Total Preferred Stock (Cost $332,205)		338,168

	Principal	Value
COMMERCIAL PAPER - 16.1%
Banks - 4.0%
DNB Bank ASA
5.47% (G), 06/20/2024 (A)	$ 4,200,000	4,148,091
ING US Funding LLC
5.88% (G), 04/30/2024 (A)	4,200,000	4,179,233

Transamerica Series Trust	Page 10

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Korea Development Bank
5.88% (G), 04/10/2024	$ 4,200,000	$ 4,191,908
Nordea Bank Abp
5.39% (G), 09/03/2024 (A)	4,215,000	4,117,027

		16,636,259

Financial Services - 9.1%
Alinghi Funding Co. LLC
5.85% (G), 05/07/2024 (A)	4,200,000	4,174,800
Britannia Funding Co. LLC
5.50% (G), 09/06/2024 (A)	4,200,000	4,098,923
Glencove Funding LLC
5.56% (G), 06/17/2024 (A)	4,200,000	4,149,320
Gotham Funding Corp.
5.47% (G), 09/09/2024 (A)	4,206,000	4,103,444
GTA Funding LLC
5.46% (G), 08/19/2024 (A)	4,370,000	4,276,429
Liberty Street Funding LLC
5.89% (G), 05/01/2024 (A)	4,200,000	4,178,699
LMA-Americas LLC
5.68% (G), 05/17/2024 (A)	4,200,000	4,168,519
Mont Blanc Capital Corp.
5.65% (G), 04/15/2024 (A)	4,200,000	4,188,767
Sheffield Receivables Co. LLC
5.48% (G), 09/03/2024 (A)	4,215,000	4,115,329

		37,454,230

Health Care Providers & Services - 1.0%
Columbia Funding Co. LLC
5.48% (G), 09/04/2024 (A)	4,200,000	4,099,698

Pharmaceuticals - 1.0%
Pfizer, Inc.
5.59% (G), 06/04/2024 (A)	4,200,000	4,157,657

Software - 1.0%
Microsoft Corp.
5.57% (G), 06/03/2024 (A)	4,200,000	4,158,668

Total Commercial Paper (Cost $66,522,286)		66,506,512

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.2%
U.S. Treasury Bills
5.34% (G), 05/02/2024	2,613,000	2,601,121
5.36% (G), 06/20/2024	4,298,000	4,248,176
5.38% (G), 06/13/2024	1,725,800	1,707,548
5.39% (G), 06/13/2024	641,200	634,419

Total Short-Term U.S. Government Obligations (Cost $9,187,216)		9,191,264

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.29% (G)	1,251,070	1,251,070

Total Other Investment Company (Cost $1,251,070)		1,251,070

	Principal	Value
REPURCHASE AGREEMENT - 1.3%

Fixed Income Clearing Corp., 2.50% (G), dated 03/28/2024, to be repurchased at $5,296,040 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $5,400,482.

	$ 5,294,569	$ 5,294,569

Total Repurchase Agreement (Cost $5,294,569)		5,294,569

Total Investments (Cost $491,312,297)		486,054,997
Net Other Assets (Liabilities) - (17.5)%		(72,277,714)

Net Assets - 100.0%		$ 413,777,283

Transamerica Series Trust	Page 11

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$23,466,981	$—	$23,466,981
Corporate Debt Securities	—	143,533,954	—	143,533,954
Foreign Government Obligations	—	1,464,232	—	1,464,232
Mortgage-Backed Securities	—	25,813,858	—	25,813,858
U.S. Government Agency Obligations	—	104,010,486	—	104,010,486
U.S. Government Obligations	—	105,183,903	—	105,183,903
Preferred Stock	338,168	—	—	338,168
Commercial Paper	—	66,506,512	—	66,506,512
Short-Term U.S. Government Obligations	—	9,191,264	—	9,191,264
Other Investment Company	1,251,070	—	—	1,251,070
Repurchase Agreement	—	5,294,569	—	5,294,569

Total Investments	$1,589,238	$484,465,759	$—	$486,054,997

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the total value of 144A securities is $142,372,321, representing 34.4% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,226,078, collateralized by cash collateral of $1,251,070. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Rounds to less than $1 or $(1).
(G)	Rates disclosed reflect the yields at March 31, 2024.
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 12

Transamerica Aegon Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Aegon Core Bond VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Page 13

Transamerica Aegon Core Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 14